Employee Benefit Plan, Reconciliation of Total Additions per Financial Statements to Total Income per Form 5500 (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase	$ 1,119,987,768
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Contract Value to Current Value	(43,633,114)	$ 92,430,482
EBP, Form 5500 Caption, Total Income	$ 1,168,785,136